Basis of Preparation and Accounting Policies - Narrative (Details)	Dec. 14, 2021 $ / shares	Jun. 30, 2022 $ / shares	Jan. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Accounting Policies [Abstract]
Stock conversion ratio	0.5
Ordinary shares, par value (in dollars per share)	$ 0.05	$ 0.1	$ 0.10	$ 0.10